Inventory (Tables)	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory	As of September 30, 2022 and December 31, 2021, inventory is as follows:
	September 30, 2022	December 31, 2021

Work in Process	$397,135	$127,502